ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2021
ASSETS HELD FOR SALE / LIABILITIES HELD FOR SALE
Schedule of major classes of assets and liabilities held for sale

	December 31,
	2020	2021
	RMB’000	RMB'000	US$’000
Prepaid expenses and other current assets	15,478	15,478	2,429
Property and equipment	318,446	318,446	49,971
Land use right, net	8,646	8,646	1,357
Assets held for sale	342,570	342,570	53,757
Accrued expenses and other current liabilities	6,814	8,944	1,404
Amounts due to the Company	447	—	—
Liabilities held for sale	7,261	8,944	1,404

Schedule of operating results of the disposal group

	For the years ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000	US$’000

Net revenue	—	—	—	—
Loss before income taxes	(5,682)	(2,960)	(1,188)	(186)